Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	$ 4,075,000	$ 5,272,803
Prepaid expenses [Member]: fil:Deposits1Member
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	37,000	37,000
Prepaid expenses [Member]: fil:OtherReceivableMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	470,000	469,721
Prepaid expenses [Member]: fil:PrepaidConsultingAndMarketingServicesMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	3,239,000	4,336,250
Prepaid expenses [Member]: fil:PrepaidExpensesMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	231,000	216,959
Prepaid expenses [Member]: fil:SettlementReceivableMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	57,000	172,564
Prepaid expenses [Member]: fil:VatAndTaxesMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	$ 41,000	$ 39,667